Northwestern Mutual Letterhead

July 28, 2006

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Variable Life Account II (“Registrant”)
Form N-6 Registration Statement Under the Securities Act of 1933
(“Securities Act”) and the Investment Company Act of 1940
(“Investment Company Act”)
File Nos. 333- and 811-21933; CIK No. 0001359314

Dear Commissioners:

On behalf of the above-named Registrant, we are filing herewith one electronically formatted copy of the initial registration statement (“Registration Statement”) under the Securities Act and the Investment Company Act.

To facilitate the Commission staff’s review of the Registration Statement, we submit the information below.

1. Registration Statement

On July 26, 2006, Registrant filed Notification of Registration Pursuant to Section 8(a) under the Investment Company Act. Registrant is filing the Registration Statement for the purpose of registering securities in connection with the offer of three new variable universal life insurance policies to be issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Registrant is a separate account of Northwestern Mutual.

Northwestern Mutual will offer the Custom Variable Universal Life (“CVUL”), the Policy subject to this Registration Statement, and the Survivorship Variable Universal Life (“SVUL”) policies to individuals. The Executive Variable Universal Life (“EVUL”) policy will be offered in the corporate market. As discussed below, Northwestern Mutual will soon file separate registration statements to register the offer of the SVUL and EVUL policies.

Securities and Exchange Commission

July 28, 2006

2. Filing Procedure

As soon as is reasonably practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

•	year-end audited financial statements of Northwestern Mutual,

•	any exhibits required by Form N-6 that have not yet been filed, and

•	any disclosure changes made in response to Commission staff’s comments.

On or about August 4, 2006, Registrant intends to file separate registration statements to register the offer of the SVUL and EVUL policies. For the Commission staff’s convenience, we will submit under separate cover a marked copy of each policy showing variations from the CVUL policy contained in this Registration Statement.

3. Timetable for Effectiveness

We would greatly appreciate the Commission staff’s efforts in processing the Registration Statement so that the Commission may declare it effective on or before November 30, 2006. At the appropriate time, Registrant, through the undersigned, will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

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Please direct any question or comment to me (414) 665-2092 or to John E. Dunn, Esq. (414) 665-5443.

Respectfully,

Terry R. Young

Assistant Counsel &

Assistant Secretary

cc:	John E. Dunn,
Vice President & Investment Products
and Services Counsel